                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    12/31/06
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     2/12/07
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:     $330,824,000
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 12/31/06

         Column 1                Column 2      Column 3  Column 4            Column 5             Column 6       Column 8
----------------------------------------------------------------------------------------------------------------------------------
          Name of                                          Value    Shrs or                      Investment    Voting authority
          Issuer              Title of class    CUSIP    (x $1000)  prn amt   SH/PRN  Put/Call   discretion   Sole    Shared  None
----------------------------  --------------  ---------  ---------  -------   ------  --------   ----------  -------  ------  ----
3M Co                          COMMON STOCK   88579Y101    $1,158    14,860                         SOLE      14,860
Aetna Inc                      COMMON STOCK   00817Y108      $367     8,500                         SOLE       8,500
AllianceBernstein Holding
LP                             PARTNERSHIP    01881G106      $824    10,250                         SOLE      10,250
Altria Group Inc               COMMON STOCK   02209S103    $4,621    53,850                         SOLE      53,850
American Express Co            COMMON STOCK   025816109    $2,284    37,650                         SOLE      37,650
American International
Group Inc                      COMMON STOCK   026874107    $1,344    18,750                         SOLE      18,750
Amgen Inc                      COMMON STOCK   031162100      $538     7,872                         SOLE       7,872
Apple Inc                      COMMON STOCK   037833100    $4,238    49,950                         SOLE      49,950
Ashland Inc                    COMMON STOCK   044209104      $657     9,500                         SOLE       9,500
AT&T Inc                       COMMON STOCK   00206R102      $970    27,122                         SOLE      27,122
B&G Foods Inc                      UNIT       05508R205      $440    22,000                         SOLE      22,000
Bank of America Corp           COMMON STOCK   060505104    $1,810    33,903                         SOLE      33,903
Bear Stearns Cos Inc/The       COMMON STOCK   073902108    $2,889    17,750                         SOLE      17,750
Berkshire Hathaway Inc         COMMON STOCK   084670108    $1,870        17                         SOLE          17
Best Buy Co Inc                COMMON STOCK   086516101      $504    10,250                         SOLE      10,250
BlackRock Inc/New York         COMMON STOCK   09247X101      $911     6,000                         SOLE       6,000
Boeing Co                      COMMON STOCK   097023105    $2,453    27,610                         SOLE      27,610
BP Prudhoe Bay Royalty
Trust                             TRUST       055630107    $1,193    15,500                         SOLE      15,500
Capital One Financial Corp     COMMON STOCK   14040H105      $269     3,500                         SOLE       3,500
Caterpillar Inc                COMMON STOCK   149123101    $1,871    30,500                         SOLE      30,500
Centerplate Inc                    UNIT       15200E204      $555    29,200                         SOLE      29,200
Chevron Corp                   COMMON STOCK   166764100    $3,505    47,670                         SOLE      47,670
Chicago Mercantile
Exchange Holdings Inc          COMMON STOCK   167760107    $4,211     8,260                         SOLE       8,260
Cisco Systems Inc              COMMON STOCK   17275R102      $798    29,195                         SOLE      29,195
Citigroup Inc                  COMMON STOCK   172967101    $3,960    71,093                         SOLE      71,093
Coca-Cola Co/The               COMMON STOCK   191216100      $290     6,000                         SOLE       6,000
ConocoPhillips                 COMMON STOCK   20825C104    $1,650    22,934                         SOLE      22,934
Consolidated Edison Inc        COMMON STOCK   209115104      $440     9,150                         SOLE       9,150
Countrywide Financial Corp     COMMON STOCK   222372104      $488    11,500                         SOLE      11,500
Cummins Inc                    COMMON STOCK   231021106    $2,009    17,000                         SOLE      17,000
Deere & Co                     COMMON STOCK   244199105      $927     9,750                         SOLE       9,750
Dell Inc                       COMMON STOCK   24702R101      $201     8,000                         SOLE       8,000
DIAMONDS Trust Series I            ETF        252787106    $5,760    46,300                         SOLE      46,300
Dow Chemical Co/The            COMMON STOCK   260543103      $428    10,720                         SOLE      10,720
Eli Lilly & Co                 COMMON STOCK   532457108      $261     5,000                         SOLE       5,000
Enerplus Resources Fund           TRUST       29274D604      $536    12,300                         SOLE      12,300
Exxon Mobil Corp               COMMON STOCK   30231G102    $5,139    67,056                         SOLE      67,056
Fannie Mae                     COMMON STOCK   313586109      $208     3,500                         SOLE       3,500
FedEx Corp                     COMMON STOCK   31428X106    $3,794    34,925                         SOLE      34,925
Ford Motor Co                  COMMON STOCK   345370860      $113    15,000                         SOLE      15,000
General Electric Co            COMMON STOCK   369604103    $2,002    53,800                         SOLE      53,800
Goldman Sachs Group Inc/The    COMMON STOCK   38141G104    $5,781    29,000                         SOLE      29,000
Google Inc                     COMMON STOCK   38259P508   $15,610    33,900                         SOLE      33,900
Health Care Select Sector
SPDR Fund                          ETF        81369Y209      $332     9,900                         SOLE       9,900
Hewlett-Packard Co             COMMON STOCK   428236103      $663    16,100                         SOLE      16,100
Honeywell International Inc    COMMON STOCK   438516106      $294     6,500                         SOLE       6,500
Intel Corp                     COMMON STOCK   458140100      $450    22,200                         SOLE      22,200
IntercontinentalExchange
Inc                            COMMON STOCK   45865V100      $216     2,000                         SOLE       2,000
International Business
Machines Corp                  COMMON STOCK   459200101    $1,307    13,450                         SOLE      13,450
iShares Lehman 7-10 Year
Treasury Bond Fund                 ETF        464287440      $412     5,000                         SOLE       5,000
iShares MSCI EAFE Index
Fund                               ETF        464287465      $366     5,000                         SOLE       5,000
iShares Russell 2000 Index
Fund                               ETF        464287655      $468     6,000                         SOLE       6,000
Johnson & Johnson              COMMON STOCK   478160104      $827    12,528                         SOLE      12,528
JPMorgan Chase & Co            COMMON STOCK   46625H100      $326     6,750                         SOLE       6,750
Kellogg Co                     COMMON STOCK   487836108      $250     5,000                         SOLE       5,000
Legg Mason Inc                 COMMON STOCK   524901105      $428     4,500                         SOLE       4,500
Lehman Brothers Holdings
Inc                            COMMON STOCK   524908100    $1,465    18,750                         SOLE      18,750
McDonald's Corp                COMMON STOCK   580135101      $747    16,852                         SOLE      16,852
Merrill Lynch & Co Inc         COMMON STOCK   590188108    $1,732    18,600                         SOLE      18,600
Mesabi Trust                      TRUST       590672101      $355    12,814                         SOLE      12,814

            Form 13F Information Table - Birinyi Associates 12/31/06

         Column 1                Column 2      Column 3  Column 4            Column 5             Column 6       Column 8
----------------------------------------------------------------------------------------------------------------------------------
          Name of                                          Value    Shrs or                      Investment    Voting authority
          Issuer              Title of class    CUSIP    (x $1000)  prn amt   SH/PRN  Put/Call   discretion   Sole    Shared  None
----------------------------  --------------  ---------  ---------  -------   ------  --------   ----------  -------  ------  ----

Microsoft Corp                 COMMON STOCK   594918104    $1,532    51,296                         SOLE      51,296
Morgan Stanley                 COMMON STOCK   617446448    $1,352    16,600                         SOLE      16,600
Nasdaq-100 Trust Series 1          ETF        631100104      $432    10,000                         SOLE      10,000
Neomedia Technologies Inc      COMMON STOCK   640505103        $1    10,000                         SOLE      10,000
Nokia OYJ                          ADR        654902204      $228    11,200                         SOLE      11,200
NVR Inc                        COMMON STOCK   62944T105    $1,032     1,600                         SOLE       1,600
Nymex Holdings Inc             COMMON STOCK   62948N104    $1,271    10,250                         SOLE      10,250
NYSE Group Inc                 COMMON STOCK   62949W103      $486     5,000                         SOLE       5,000
Oil Service HOLDRs Trust           ETF        678002106    $1,397    10,000                         SOLE      10,000
People's Bank/Bridgeport CT    COMMON STOCK   710198102    $1,257    28,179                         SOLE      28,179
Pfizer Inc                     COMMON STOCK   717081103      $764    29,500                         SOLE      29,500
Phelps Dodge Corp              COMMON STOCK   717265102    $4,124    34,450                         SOLE      34,450
Procter & Gamble Co            COMMON STOCK   742718109    $1,282    19,950                         SOLE      19,950
Progressive Corp/The           COMMON STOCK   743315103      $815    33,650                         SOLE      33,650
Qualcomm Inc                   COMMON STOCK   747525103      $416    11,000                         SOLE      11,000
Raytheon Co                    COMMON STOCK   755111507      $264     5,000                         SOLE       5,000
Rydex S&P Equal Weight ETF         ETF        78355W106    $3,181    67,200                         SOLE      67,200
SAN Juan Basin Royalty TR         TRUST       798241105      $473    14,400                         SOLE      14,400
Schlumberger Ltd               COMMON STOCK   806857108    $1,838    29,100                         SOLE      29,100
Sears Holdings Corp            COMMON STOCK   812350106    $1,914    11,400                         SOLE      11,400
SPDR S&P Homebuilders ETF          ETF        86330E745      $224     6,000                         SOLE       6,000
SPDR Trust Series 1                ETF        78462F103   $20,246   142,960                         SOLE     142,960
Sprint Nextel Corp             COMMON STOCK   852061100      $336    17,800                         SOLE      17,800
Starbucks Corp                 COMMON STOCK   855244109      $390    11,000                         SOLE      11,000
Sunoco Inc                     COMMON STOCK   86764P109      $483     7,750                         SOLE      7,750
Texas Instruments Inc          COMMON STOCK   882508104      $927    32,200                         SOLE      32,200
Tyco International Ltd         COMMON STOCK   902124106      $281     9,250                         SOLE       9,250
Unilever NV                        ADR        904784709      $864    31,700                         SOLE      31,700
United States Steel Corp       COMMON STOCK   912909108    $1,580    21,600                         SOLE      21,600
United Technologies Corp       COMMON STOCK   913017109    $2,798    44,750                         SOLE      44,750
UST Inc                        COMMON STOCK   902911106    $1,120    19,250                         SOLE      19,250
Valero Energy Corp             COMMON STOCK   91913Y100    $1,525    29,800                         SOLE      29,800
Verizon Communications Inc     COMMON STOCK   92343V104      $480    12,900                         SOLE      12,900
Vornado Realty Trust               REIT       929042109    $1,166     9,600                         SOLE       9,600
Wal-Mart Stores Inc            COMMON STOCK   931142103    $1,234    26,712                         SOLE      26,712
Walt Disney Co/The             COMMON STOCK   254687106      $257     7,500                         SOLE       7,500
Wells Fargo & Co               COMMON STOCK   949746101      $267     7,500                         SOLE       7,500
Windstream Corp                COMMON STOCK   97381W104      $181    12,700                         SOLE      12,700
Yahoo! Inc                     COMMON STOCK   984332106      $421    16,500                         SOLE      16,500